June 8, 2020

Keith O’Connell, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price International Funds, Inc. (the “Registrant”)
 on behalf of the following series:

 T. Rowe Price Overseas Stock Fund

 T. Rowe Price International Stock Fund (collectively the “Acquiring Funds”)

 File No.: 002-65539

Dear Mr. O’Connell:

On behalf of the Acquiring Funds, we are hereby filing the Registrants’ Registration Statement on Form N-14 (the “Registration Statement”) under Section 8(a) of the Securities Act of 1933.

If you have any questions about this filing, please give me a call at 443-547-4719.

Sincerely,

/s/Sara Pak
Sara Pak, Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.